Label	Element	Value
Restricted cash and cash equivalents	ifrs-full_RestrictedCashAndCashEquivalents	€ 0
Restricted cash and cash equivalents	ifrs-full_RestrictedCashAndCashEquivalents	0
Restricted cash and cash equivalents	ifrs-full_RestrictedCashAndCashEquivalents	0
Cash on hand	ifrs-full_CashOnHand	10,370,000,000
Cash on hand	ifrs-full_CashOnHand	8,764,000,000
Cash on hand	ifrs-full_CashOnHand	7,817,000,000
Bank overdrafts	ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	0
Bank overdrafts	ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	0
Bank overdrafts	ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	0
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	8,975,000,000
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	16,950,000,000
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	14,288,000,000
Retained Earnings Excluding Current Period Profit [Member]
Equity	ifrs-full_Equity	56,756,000,000
Equity	ifrs-full_Equity	53,437,000,000
Equity	ifrs-full_Equity	61,028,000,000
Accumulated Other Comprehensive Income Non Controlling Interests [Member]
Equity	ifrs-full_Equity	(1,292,000,000)
Equity	ifrs-full_Equity	(1,183,000,000)
Equity	ifrs-full_Equity	(982,000,000)
Adjustments Due To Changes In Accounting Policies	san_AdjustmentsDueToChangesInAccountingPolicies	253,000,000
Non Controlling Interests, Other Items, Excluding Accumulated Other Comprehensive Income [Member]
Equity	ifrs-full_Equity	12,235,000,000
Equity	ifrs-full_Equity	11,570,000,000
Equity	ifrs-full_Equity	12,181,000,000
Adjustments Due To Changes In Accounting Policies	san_AdjustmentsDueToChangesInAccountingPolicies	(1,545,000,000)
Dividends And Remuneration [Member]
Equity	ifrs-full_Equity	(1,662,000,000)
Equity	ifrs-full_Equity	(2,237,000,000)
Equity	ifrs-full_Equity	(2,029,000,000)
Profit For Period Attributable To Parent [Member]
Equity	ifrs-full_Equity	7,810,000,000
Equity	ifrs-full_Equity	6,619,000,000
Equity	ifrs-full_Equity	6,515,000,000
Accumulated Other Comprehensive Income Attributable To Owners Of Parent [Member]
Equity	ifrs-full_Equity	(24,168,000,000)
Equity	ifrs-full_Equity	(24,125,000,000)
Equity	ifrs-full_Equity	(21,936,000,000)
Adjustments Due To Changes In Accounting Policies	san_AdjustmentsDueToChangesInAccountingPolicies	(160,000,000)
Adjustments Due To Changes In Accounting Policies	san_AdjustmentsDueToChangesInAccountingPolicies	0
Other reserves [member]
Equity	ifrs-full_Equity	(1,490,000,000)
Equity	ifrs-full_Equity	(3,110,000,000)
Equity	ifrs-full_Equity	(1,974,000,000)
Issued capital [member]
Equity	ifrs-full_Equity	8,118,000,000
Equity	ifrs-full_Equity	8,068,000,000
Equity	ifrs-full_Equity	8,309,000,000
Share premium [member]
Equity	ifrs-full_Equity	52,446,000,000
Equity	ifrs-full_Equity	50,993,000,000
Equity	ifrs-full_Equity	51,053,000,000
Revaluation surplus [member]
Equity	ifrs-full_Equity	0
Equity	ifrs-full_Equity	0
Equity	ifrs-full_Equity	0
Treasury shares [member]
Equity	ifrs-full_Equity	(31,000,000)
Equity	ifrs-full_Equity	(59,000,000)
Equity	ifrs-full_Equity	(22,000,000)
Property Plant And Equipment Purchased For Own Use [Member]
Tangible assets	san_Tangibleassets	14,843,000,000
Property, plant and equipment subject to operating leases [member]
Tangible assets	san_Tangibleassets	16,444,000,000
Investment property [member]
Tangible assets	san_Tangibleassets	1,563,000,000
Right-of-use assets [member]
Tangible assets	san_Tangibleassets	6,693,000,000
Right-of-use assets [member] | Property Plant And Equipment Purchased For Own Use [Member]
Tangible assets	san_Tangibleassets	6,693,000,000
Right-of-use assets [member] | Property, plant and equipment subject to operating leases [member]
Tangible assets	san_Tangibleassets	0
Right-of-use assets [member] | Investment property [member]
Tangible assets	san_Tangibleassets	0
Accumulated depreciation and amortisation [member]
Tangible assets	san_Tangibleassets	(19,127,000,000)
Accumulated depreciation and amortisation [member] | Property Plant And Equipment Purchased For Own Use [Member]
Tangible assets	san_Tangibleassets	(10,524,000,000)
Accumulated depreciation and amortisation [member] | Property, plant and equipment subject to operating leases [member]
Tangible assets	san_Tangibleassets	(8,404,000,000)
Accumulated depreciation and amortisation [member] | Investment property [member]
Tangible assets	san_Tangibleassets	(199,000,000)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Tangible assets	san_Tangibleassets	0
Accumulated depreciation and amortisation [member] | Right-of-use assets [member] | Property Plant And Equipment Purchased For Own Use [Member]
Tangible assets	san_Tangibleassets	0
Accumulated depreciation and amortisation [member] | Right-of-use assets [member] | Property, plant and equipment subject to operating leases [member]
Tangible assets	san_Tangibleassets	0
Accumulated depreciation and amortisation [member] | Right-of-use assets [member] | Investment property [member]
Tangible assets	san_Tangibleassets	0
Gross carrying amount [member]
Tangible assets	san_Tangibleassets	52,893,000,000
Gross carrying amount [member] | Property Plant And Equipment Purchased For Own Use [Member]
Tangible assets	san_Tangibleassets	25,428,000,000
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member]
Tangible assets	san_Tangibleassets	25,087,000,000
Gross carrying amount [member] | Investment property [member]
Tangible assets	san_Tangibleassets	2,378,000,000
Gross carrying amount [member] | Right-of-use assets [member]
Tangible assets	san_Tangibleassets	6,693,000,000
Gross carrying amount [member] | Right-of-use assets [member] | Property Plant And Equipment Purchased For Own Use [Member]
Tangible assets	san_Tangibleassets	6,693,000,000
Gross carrying amount [member] | Right-of-use assets [member] | Property, plant and equipment subject to operating leases [member]
Tangible assets	san_Tangibleassets	0
Gross carrying amount [member] | Right-of-use assets [member] | Investment property [member]
Tangible assets	san_Tangibleassets	€ 0